Capital Structure Financial Policies - (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Components of Ratio
Short-term debt	CAD 2,136.0	CAD 1,273.0
Current portion of long-term debt	71.0	54.0
Long-term debt	13,372.0	16,103.0
Total debt	15,579.0	17,430.0
Less: Cash and cash equivalents	2,672.0	3,016.0	CAD 4,049.0
Net debt	12,907.0	14,414.0
Shareholders' equity	45,383.0	44,630.0	CAD 39,039.0
Total capitalization (total debt plus shareholders' equity)	60,962.0	62,060.0
Funds from operations	CAD 9,139.0	CAD 5,988.0
Net debt to funds from operations	1.4	2.4
Total debt to total debt plus shareholders' equity	26	28
Maximum
CAPITAL STRUCTURE FINANCIAL POLICIES
Percentage of Financial covenant	65
Components of Ratio
Net debt to funds from operations	3.0	3.0